Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 74,891	$ 74,832	$ 972	$ (76)	$ 81,148	$ (7,212)	$ 59
Equity | Previously stated [member]		74,168	969	(100)	77,639	(4,340)	59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	60	60			237	(177)
Equity | Restated Value Adjustments [member]		74,228	969	(100)	77,876	(4,517)	59
Equity	74,891	74,832	972	(76)	81,148	(7,212)	59
Equity at beginning of period at Dec. 31, 2016	74,891	74,832	972	(76)	81,148	(7,212)	59
Net income	7,703	7,703			7,703
Other comprehensive income	2,837	2,835			(37)	2,872	2
Total comprehensive income	10,540	10,538			7,666	2,872	2
Dividends	(6,495)	(6,495)			(6,495)
Purchase of treasury shares	(5,574)	(5,574)		(36)	(5,538)
Reduction of share capital			(3)	5	(2)
Exercise of options and employee transactions, equity impact	255	255		2	253
Equity-based compensation	612	612		5	607
Transaction costs recorded in equity	0
Changes in non-controlling interests	(2)						(2)
Total of other equity movements	(11,204)	(11,202)	(3)	(24)	(11,175)	0	(2)
Equity at end of period (Previously stated [member]) at Dec. 31, 2017		74,168	969	(100)	77,639	(4,340)	59
Equity at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	60	60			237	(177)
Equity at end of period (Restated Value Adjustments [member]) at Dec. 31, 2017		74,228	969	(100)	77,876	(4,517)	59
Equity | Previously stated [member]		74,168	969	(100)	77,639	(4,340)	59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	60	60			237	(177)
Equity | Restated Value Adjustments [member]		74,228	969	(100)	77,876	(4,517)	59
Equity | Previously stated [member]		74,168	969	(100)	77,639	(4,340)	59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	60			3	(177)
Equity | Restated Value Adjustments [member]		74,228	944	(100)	77,876	(4,452)	78
Equity	78,692	78,614	944	(69)	82,191	(4,452)	78
Net income	12,614	12,611			12,611		3
Other comprehensive income	(406)	(401)			(482)	81	(5)
Total comprehensive income	12,208	12,210			12,129	81	(2)
Dividends	(6,966)	(6,966)			(6,966)
Purchase of treasury shares	(1,973)	(1,973)		(13)	(1,960)
Reduction of share capital			(25)	34	(9)
Exercise of options and employee transactions, equity impact	434	434		4	430
Other share sales	263	263		2	261
Equity-based compensation	756	756		4	752
Increase of treasury share repurchase obligation under a share buyback trading plan	(284)	(284)			(284)
Transaction costs recorded in equity	(79)	(79)			(79)
Fair value adjustments on financial assets sold	0				16	(16)
Impact of change in ownership of consolidated entities	9	(13)			(13)		22
Changes in non-controlling interests	(1)						(1)
Other movements	38	38			38
Total of other equity movements	(7,803)	(7,824)	(25)	31	(7,814)	(16)	21
Equity at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	3	3			3
Equity at end of period (Restated Value Adjustments [member]) at Dec. 31, 2018		78,617	944	(69)	82,194	(4,452)	78
Equity at end of period at Dec. 31, 2018	78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	3			3
Equity | Restated Value Adjustments [member]		78,617	944	(69)	82,194	(4,452)	78
Equity	78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	3			3
Equity | Restated Value Adjustments [member]		78,617	944	(69)	82,194	(4,452)	78
Equity	78,692	78,614	936	(69)	82,191	(4,657)	77
Net income	11,737	11,732			11,732		5
Other comprehensive income	(210)	(207)			(94)	(113)	(3)
Total comprehensive income	11,527	11,525			11,638	(113)	2
Dividends	(6,645)	(6,645)			(6,645)
Dividend in kind	(23,434)	(23,434)			(23,434)
Purchase of treasury shares	(5,511)	(5,511)		(31)	(5,480)
Reduction of share capital			(8)	12	(4)
Exercise of options and employee transactions, equity impact	210	210		3	207
Equity-based compensation	833	833		5	828
Shares delivered to divested business employees, equity impact	18	18			18
Taxes on treasury shares	(189)	(189)			(189)
Increase of treasury share repurchase obligation under a share buyback trading plan	284	284			284
Transaction costs recorded in equity	(253)	(253)			(253)
Fair value adjustments on financial assets sold	0	0			95	(95)
Impact of change in ownership of consolidated entities	(5)	(3)			(3)		(2)
Changes in non-controlling interests	(1)	0					(1)
Fair value adjustments related to divestments	0	0			(3)	3
Other movements	22	22			22
Total of other equity movements	(34,671)	(34,668)	(8)	(11)	(34,557)	(92)	(3)
Equity at end of period at Dec. 31, 2019	55,551	55,474	936	(80)	59,275	(4,657)	77
Equity	$ 55,551	$ 55,474	$ 936	$ (80)	$ 59,275	$ (4,657)	$ 77